UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Beach Point Capital Management LP
Address: 1620 26th Street, Suite 6000N
         Santa Monica, CA  90404

13F File Number:  028-13499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lawrence M. Goldman
Title:     Chief Adminstrative Officer
Phone:     (310) 996-9700

Signature, Place, and Date of Signing:

 /s/ Lawrence M. Goldman     Santa Monica, CA     May 13, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $424,619 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASHLAND INC NEW                COM              044209104     4043    70000 SH       SOLE                    70000        0        0
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105    17606   638841 SH       SOLE                   638841        0        0
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305    31937   630785 SH       SOLE                   630785        0        0
CHEMTURA CORP                  COM NEW          163893209     7569   440059 SH       SOLE                   440059        0        0
COMCAST CORP NEW               CL A SPL         20030N200    51163  2203412 SH       SOLE                  2203412        0        0
ENERGIZER HLDGS INC            COM              29266R108    13545   190350 SH       SOLE                   190350        0        0
ENERGYSOLUTIONS INC            COM              292756202     4104   688670 SH       SOLE                   688670        0        0
ENTRAVISION COMMUNICATIONS C   CL A             29382R107     7491  2764028 SH       SOLE                  2764028        0        0
EQUINIX INC                    NOTE 4.750% 6/1  29444UAH9    49044 36122000 PRN      SOLE                 36122000        0        0
EVEREST RE GROUP LTD           COM              G3223R108    13396   151917 SH       SOLE                   151917        0        0
GENCORP INC                    COM              368682100     9341  1562069 SH       SOLE                  1562069        0        0
GENCORP INC                    SDCV 4.062%12/3  368682AN0    11277 11205000 PRN      SOLE                 11205000        0        0
GENERAL MTRS CO                COM              37045V100    11801   380299 SH       SOLE                   380299        0        0
GEOEYE INC                     COM              37250W108    17864   429628 SH       SOLE                   429628        0        0
HORIZON LINES INC              COM              44044K101     1215  1429101 SH       SOLE                  1429101        0        0
HORIZON LINES INC              NOTE 4.250% 8/1  44044KAB7    46110 58894000 PRN      SOLE                 58894000        0        0
ITT CORP NEW                   COM              450911102     9836   163123 SH       SOLE                   163123        0        0
K V PHARMACEUTICAL CO          CL A             482740206     5685   949023 SH       SOLE                   949023        0        0
LAS VEGAS SANDS CORP           COM              517834107    17366   411325 SH       SOLE                   411325        0        0
LEAR CORP                      COM NEW          521865204    21788   445828 SH       SOLE                   445828        0        0
LIBERTY GLOBAL INC             COM SER A        530555101    29604   714891 SH       SOLE                   714891        0        0
MARATHON OIL CORP              COM              565849106     5331   100000 SH       SOLE                   100000        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713      928    47198 SH       SOLE                    47198        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PFD SER P    780097762      234    13936 SH       SOLE                    13936        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770      590    34676 SH       SOLE                    34676        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF M    780097796      319    18535 SH       SOLE                    18535        0        0
SPANISH BROADCASTING SYS INC   CL A             846425882     2474  2604710 SH       SOLE                  2604710        0        0
STERLING FINL CORP WASH        COM NEW          859319303    12182   727273 SH       SOLE                   727273        0        0
WILLIAMS COS INC DEL           COM              969457100    20776   666323 SH       SOLE                   666323        0        0